Summary of changes in deferred revenue (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Deferred Revenue
Deferred income at the beginning of the year	₨ 357,916	₨ 675,711
Deferred during the year	229
Recorded in statement of profit or loss	62,060	(317,795)
Transferred to other financial liabilities (deposits)	(33,156)
Deferred income at the closing of the year	₨ 387,049	₨ 357,916